Taxes	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
TAXES

15. TAXES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to our Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

BVI

NCA is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Neo-Concept HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HKD 2,000,000, and 16.5% on any part of assessable profits over HKD 2,000,000. Under Hong Kong tax law, Neo-Concept HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Other jurisdictions

Taxation arising in other jurisdictions such as the UK and the USA is calculated at the rates prevailing in the relevant jurisdictions.

With effect from 1 April 2023, the current main rate of corporation tax in the UK is 25%.

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Current:
Hong Kong	1,742,282	2,979,918	928,973	118,941
The UK	—	—	388,288	49,703
Deferred:
Hong Kong	—	—	7,876	1,008
Total provision for income taxes	1,742,282	2,979,918	1,325,137	169,652

The following table reconciles Cayman Islands statutory rates to our effective tax rate:

	For the years ended December 31,
	2021	2022	2023
Income tax rate in the Cayman Islands, permanent tax holiday	0	0	0
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of different tax rates	(0.8)%	(0.6)%	2.1%
Income not taxable	(5.3)%	—	—
Expense not deductible	—	4.3%	7.0%
Temporary not recognized	14.1%	0.3%	0.4%
Tax concession	(0.3)%	(1.1)%	(2.9)%
Effective tax rate	24.2%	19.4%	23.1%

Deferred tax

Significant components of deferred tax were as follows:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Deferred tax assets	7,876	7,876	1,008
Transferred to consolidated statements of income	—	(7,876)	(1,008)
Valuation allowance	—	—	—
Net deferred tax assets	7,876	—	—

The Group did not recognize any valuation allowance against its deferred tax asset as management believes the Group will be able to full utilize the assets in the foreseeable future.